Convertible debt (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended
	Feb. 24, 2021	Dec. 19, 2020	Nov. 30, 2020	Sep. 30, 2020	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Convertible debt						$ 1,103,661
2020 Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturity term					mature twenty-four (24) months
Interest rate					5.00%
Interest rate, description		The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020
Conversion price		$ 7.50			$ 11.25
Discount on offering price		15.00%
Warrant exercise price		$ 15.00
Trading price		$ 30.00
Public offering aggregate amount		$ 30,000,000
2020 Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		5.00%
2020 Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		10.00%
2020 Series - One Up Debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion price					$ 9.50
Fair value of convertible debentures					$ 3,078,550
2020 Series - One Up Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price					$ 7.50
2020 Series - Standby Debenture [Member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 8.90
Fair value of convertible debentures				$ 8,000,000
2020 Series - Standby Debenture [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price			$ 15.00
Warrants issued					224,719
Warrants value			$ 2,000,000
Warrant exercisable period			2 years
Proceeds from convertible debt					$ 2,000,000
Convertible debt					1,381,084
Remaining of convertible debentures					6,000,000
2020 Series - Standby Debenture [Member] | Debt Convertible [Member]
IfrsStatementLineItems [Line Items]
Convertible debt					$ 618,916
2020 Series - Standby Debenture [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants issued			224,719
2020 Series - Standby Debenture [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 7.50
Amended EB Loan [Member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Conversion price	$ 10.25
Warrant exercise price	$ 15.00
Warrant exercisable period	3 years
Proceeds from convertible debt	$ 5,000,000